Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Accrued payroll and related	$ 2,460	$ 1,908
Accrued other liabilities	1,371	1,163
Total accrued liabilities	$ 3,831	$ 3,071